Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Royce International Premier Fund | Royce International Premier Fund - Service Class
Prospectus [Line Items]
Annual Return [Percent]	9.40%	(7.40%)	7.60%	(27.20%)	5.80%	15.70%	34.20%	(12.80%)	39.80%	(1.10%)
Royce Micro-Cap Fund | Royce Micro-Cap Fund - Investment Class
Prospectus [Line Items]
Annual Return [Percent]	13.30%	13.40%	19.30%	(22.60%)	31.00%	24.50%	21.20%	(8.90%)	5.40%	19.70%
Royce Premier Fund | Royce Premier Fund - Investment Class
Prospectus [Line Items]
Annual Return [Percent]	5.60%	3.00%	22.50%	(15.50%)	16.40%	11.50%	34.10%	(10.40%)	23.80%	23.00%
Royce Small-Cap Fund | Royce Small-Cap Fund - Investment Class
Prospectus [Line Items]
Annual Return [Percent]	9.00%	7.10%	26.70%	(17.10%)	22.00%	14.10%	26.60%	(9.70%)	16.20%	26.50%
Royce Small-Cap Opportunity Fund | Royce Small-Cap Opportunity Fund - Investment Class
Prospectus [Line Items]
Annual Return [Percent]	11.90%	10.30%	19.60%	(17.10%)	30.80%	26.50%	28.20%	(20.00%)	21.90%	29.90%
Royce Small-Cap Special Equity Fund | Royce Small-Cap Special Equity Fund - Investment Class
Prospectus [Line Items]
Annual Return [Percent]	3.30%	3.00%	12.80%	(6.30%)	22.50%	7.40%	12.60%	(9.90%)	7.90%	32.20%
Royce Small-Cap Total Return Fund | Royce Small-Cap Total Return Fund - Investment Class
Prospectus [Line Items]
Annual Return [Percent]	2.40%	10.00%	24.10%	(13.30%)	25.80%	3.80%	23.50%	(12.50%)	13.70%	25.90%
Royce Small-Cap Value Fund | Royce Small-Cap Value Fund - Service Class
Prospectus [Line Items]
Annual Return [Percent]	6.70%	3.20%	26.10%	(10.10%)	28.20%	(6.50%)	18.20%	(7.20%)	5.30%	21.10%
Royce Smaller-Companies Growth Fund | Royce Smaller-Companies Growth Fund - Service Class
Prospectus [Line Items]
Annual Return [Percent]	19.30%	21.80%	17.00%	(3240.00%)	7.80%	49.30%	23.70%	(10.20%)	17.80%	9.40%
Royce SMid-Cap Total Return Fund | Royce Smid-Cap Total Return Fund - Investment Class
Prospectus [Line Items]
Annual Return [Percent]	4.00%	19.60%	22.90%	(13.60%)	20.10%	4.50%	29.80%	(16.20%)	21.70%	16.40%
Royce Micro-Cap Fund - Consultant Class | Royce Micro-Cap Fund | Royce Micro-Cap Fund - Consultant Class
Prospectus [Line Items]
Annual Return [Percent]	12.20%	12.20%	18.00%	(23.40%)	29.60%	23.00%	19.70%	(9.80%)	4.20%	18.50%
Royce Premier Fund - Consultant Class | Royce Premier Fund | Royce Premier Fund - Consultant Class
Prospectus [Line Items]
Annual Return [Percent]	4.50%	1.90%	21.20%	(16.40%)	15.00%	10.20%	32.50%	(11.40%)	22.50%	21.70%
Royce Small-Cap Fund - Consultant Class | Royce Small-Cap Fund | Royce Small-Cap Fund - Consultant Class
Prospectus [Line Items]
Annual Return [Percent]	7.90%	6.10%	25.40%	(17.90%)	20.80%	12.90%	25.30%	(10.60%)	15.10%	25.20%
Royce Small-Cap Opportunity Fund - Consultant & R Class | Royce Small-Cap Opportunity Fund | Royce Small-Cap Opportunity Fund - Consultant Class
Prospectus [Line Items]
Annual Return [Percent]	10.80%	9.10%	18.40%	(18.00%)	29.50%	25.00%	26.70%	(20.80%)	20.50%	28.60%
Royce Small-Cap Special Equity Fund - Consultant Class | Royce Small-Cap Special Equity Fund | Royce Small-Cap Special Equity Fund - Consultant Class
Prospectus [Line Items]
Annual Return [Percent]	2.30%	2.00%	11.60%	(7.40%)	21.20%	6.30%	11.40%	(10.80%)	6.80%	30.90%
Royce Small-Cap Total Return Fund - Consultant & R Class | Royce Small-Cap Total Return Fund | Royce Small-Cap Total Return Fund - Consultant Class
Prospectus [Line Items]
Annual Return [Percent]	1.50%	8.80%	22.90%	(14.20%)	24.60%	2.80%	22.20%	(13.30%)	12.50%	24.70%
Royce Premier Fund - A Class | Royce Premier Fund | Royce Premier Fund - A Class
Prospectus [Line Items]
Annual Return [Percent]	5.30%	2.70%	22.20%	(15.80%)	16.10%	11.10%	33.70%	(10.70%)	23.30%	22.60%
Royce Small-Cap Fund - A Class | Royce Small-Cap Fund | Royce Small-Cap Fund - A Class
Prospectus [Line Items]
Annual Return [Percent]	8.60%	6.80%	26.30%	(17.40%)	21.60%	13.90%	25.80%	(10.00%)	15.90%	26.10%
Royce Small-Cap Special Equity Fund - A Class | Royce Small-Cap Special Equity Fund | Royce Small-Cap Special Equity Fund - A Class
Prospectus [Line Items]
Annual Return [Percent]	3.10%	2.80%	12.50%	(6.60%)	22.20%	7.30%	12.40%	(10.10%)	7.70%	31.90%